CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 17,196	$ 14,361
Deferred tax assets	323	531
Other taxes receivable	3,814	4,721
Other non-current assets	1,408	1,289
Total Non-current assets	22,741	20,902
Current assets
Inventories	6,432	9,699
Trade and other receivables	15,783	23,157
Income tax receivables	3,041	2,000
Other taxes receivable	4,227	4,143
Prepaid expenses	5,903	9,470
Term deposits and other financial assets	78,585	85,088
Cash and cash equivalents	55,360	35,483
Total Current assets	169,331	169,040
Total Assets	192,072	189,942
Equity
Share capital	283,093	236,800
Share premium	1,792,181	1,736,469
Other reserves	180,442	160,729
Accumulated losses	(2,168,924)	(2,064,763)
Equity attributable to the equity holders of the Company	86,792	69,235
Non-controlling interests	(506)	(511)
Total Equity	86,286	68,724
Non-current liabilities
Non-current borrowings	7,260	2,357
Trade and other payables	6	125
Deferred tax liabilities	540	204
Other taxes payable	1,626	474
Provisions for liabilities and other charges	638	514
Deferred income	0	0
Total Non-current liabilities	10,070	3,674
Current liabilities
Current borrowings	3,938	3,718
Trade and other payables	44,301	55,425
Income tax payables	13,510	13,427
Other taxes payable	13,994	23,452
Provisions for liabilities and other charges	12,893	18,420
Deferred income	7,080	3,102
Total Current liabilities	95,716	117,544
Total Liabilities	105,786	121,218
Total Equity and Liabilities	$ 192,072	$ 189,942